Consolidated statements of comprehensive income - BRL (R$) R$ in Thousands	12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020
Consolidated Statements Of Comprehensive Income Abstract
Net income for the year	R$ 520,100	R$ 317,646	R$ 119,554
Other comprehensive income/loss to be reclassified to statement of income for the year in subsequent periods:
Currency translation adjustment of foreign operations	18,265	(35,917)	76,463
Total comprehensive income for the year	R$ 538,365	R$ 281,729	R$ 196,017